GPS FUNDS I
GuideMark® Large Cap Core Fund (Ticker: GILGX)
GuideMark® Emerging Markets Fund (Ticker: GILVX)
GuideMark® World Ex-US Fund (Ticker: GIWEX)

Supplement dated February 10, 2016
to the Prospectus for Institutional Shares dated July 31, 2015, as revised October 9, 2015 and as further revised January 19, 2016

The index returns for the Russell 1000® Index,  MSCI Emerging Markets Index, and the MSCI World ex-US Index have been amended. Accordingly, the Average Annual Return Table is amended and restated in its entirety as shown below for the following Funds:

1) Summary Section – GuideMark® Large Cap Core Fund – Institutional Shares
Average Annual Total Returns for Periods Ended December 31, 2015
	One Year	Since Inception (April 29, 2011)
Large Cap Core Fund
Return Before Taxes	1.09%	8.95%
Return After Taxes on Distributions	0.29%	8.68%
Return After Taxes on Distributions and Sale of Fund Shares	1.29%	7.06%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)(1)	0.92%	11.20%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	12.32%
                 (1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Fund’s primary benchmark.

2) Summary Section – GuideMark® Emerging Markets Fund – Institutional Shares
Average Annual Total Returns for Periods Ended December 31, 2015
	One Year	Since Inception (April 29, 2011)
Emerging Markets Fund
Return Before Taxes	-9.68%	7.56%
Return After Taxes on Distributions	-10.11%	7.11%
Return After Taxes on Distributions and Sale of Fund Shares	-5.12%	5.97%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)(1)	-14.60%	-5.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	9.99%
                 (1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the MSCI Emerging Markets Index replaced the Russell 1000® Value Index as the Fund’s primary benchmark.

3) Summary Section – GuideMark® World Ex-US Fund – Institutional Shares
Average Annual Total Returns for Periods Ended December 31, 2015
	One Year	Since Inception (April 29, 2011)
World ex-US Fund
Return Before Taxes	-4.35%	-0.55%
Return After Taxes on Distributions	-4.71%	-0.77%
Return After Taxes on Distributions and Sale of Fund Shares	-1.66%	-0.21%
MSCI World ex-US Index (reflects no deduction for fees, expenses or taxes)(1)	-2.60%	1.49%
MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	-5.25%	-0.17%
             (1)Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the MSCI World ex-US Index replaced the MSCI All Country World ex-US Index as the Fund’s primary benchmark.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

GPS FUNDS I
GuideMark® Large Cap Core Fund (Ticker: GMLGX)
GuideMark® Emerging Markets Fund (Ticker: GMLVX)
GuideMark® World Ex-US Fund (Ticker: GMWEX)

Supplement dated February 10, 2016
to the Prospectus for Service Shares dated July 31, 2015,
as revised October 9, 2015 and as further revised January 19, 2016

The index returns for the Russell 1000® Index,  MSCI Emerging Markets Index, and the MSCI World ex-US Index have been amended. Accordingly, the Average Annual Return Table is amended and restated in its entirety as shown below for the following Funds:

1) Summary Section – GuideMark® Large Cap Core Fund – Service Shares
Average Annual Total Returns for Periods Ended December 31, 2015
	One Year	Five Years	Ten Years
Large Cap Core Fund
Return Before Taxes	0.55%	9.79%	4.97%
Return After Taxes on Distributions	-0.16%	9.62%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares	0.90%	7.77%	3.98%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)(1)	0.92%	12.44%	7.40%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%
(1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Fund’s primary benchmark.

2) Summary Section – GuideMark® Emerging Markets Fund – Service Shares
Average Annual Total Returns for Periods Ended December 31, 2015
	One Year	Five Years	Ten Years
Emerging Markets Fund
Return Before Taxes	-10.10%	8.33%	2.97%
Return After Taxes on Distributions	-10.38%	8.07%	2.42%
Return After Taxes on Distributions and Sale of Fund Shares	-5.48%	6.60%	2.41%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)(1)	-14.60%	-4.47%	3.95%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-3.83%	11.27%	6.16%
(1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the MSCI Emerging Markets Index replaced the Russell 1000® Value Index as the Fund’s primary benchmark.

3) Summary Section – GuideMark® World Ex-US Fund – Service Shares
Average Annual Total Returns for Periods Ended December 31, 2015
	One Year	Five Years	Ten Years
World ex-US Fund
Return Before Taxes	-5.04%	0.56%	-0.71%
Return After Taxes on Distributions	-5.36%	0.43%	-1.28%
Return After Taxes on Distributions and Sale of Fund Shares	-2.09%	0.63%	0.00%
MSCI World ex-US Index (reflects no deduction for fees, expenses or taxes)(1)	-2.60%	3.28%	3.41%
MSCI All Country World ex-US Index (reflects no deduction for fees, expenses or taxes)	-5.25%	1.51%	3.38%
(1) Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the MSCI World ex-US Index replaced the MSCI All Country World ex-US Index as the Fund’s primary benchmark.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.